UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 06/30/10 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2010

Shares		Value

COMMON STOCKS (66.2%)
	CONSUMER DISCRETIONARY (9.8%)
12,750	Aeropostale, Inc. *	$365,160
2,200	AutoZone, Inc. *	425,084
3,300	Bed Bath & Beyond, Inc. *	122,364
3,600	BorgWarner, Inc. *	134,424
6,500	Buckle, Inc. (The)	210,730
2,300	Coinstar, Inc. *	98,831
1,200	Deckers Outdoor Corp. *	171,444
4,000	Gildan Activewear, Inc. *	114,600
12,800	Guess?, Inc.	399,872
4,200	hhgregg, Inc. *	97,944
3,000	Jo-Ann Stores, Inc. *	112,530
6,000	Johnson Controls, Inc.	161,220
3,000	Kirkland’s, Inc. *	50,625
14,000	LKQ Corp. *	269,920
3,600	Monro Muffler Brake, Inc.	142,308
4,000	O’Reilly Automotive, Inc. *	190,240
9,000	Phillips-Van Heusen Corp.	416,430
1,500	Priceline.com, Inc. *	264,810
4,000	Shaw Communications, Inc. Class B	72,120
1,600	Strayer Education, Inc.	332,624
9,000	TJX Companies, Inc. (The)	377,550
5,000	TRW Automotive Holdings Corp. *	137,850
5,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	118,300
3,400	Warnaco Group, Inc. (The) *	122,876
9,400	Yum! Brands, Inc.	366,976
		5,276,832
	CONSUMER STAPLES (3.3%)
2,300	British American Tobacco PLC ADR	145,590
6,400	Church & Dwight Co., Inc.	401,344
3,400	Corn Products International, Inc.	103,020
12,000	Cosan Ltd. Class A *	112,080
10,300	Flowers Foods, Inc.	251,629
4,500	Green Mountain Coffee Roasters, Inc. *	115,650
7,200	Hormel Foods Corp.	291,456
5,000	TreeHouse Foods, Inc. *	228,300
3,300	Whole Foods Market, Inc. *	118,866
		1,767,935
	ENERGY (2.3%)
3,000	Concho Resources, Inc. *	165,990
2,700	FMC Technologies, Inc. *	142,182
2,800	SM Energy Co.	112,448
17,000	Southwestern Energy Co. *	656,880
5,000	World Fuel Services Corp.	129,700
		1,207,200
	FINANCIALS (5.7%)
4,000	Affiliated Managers Group, Inc. *	243,080
6,300	AFLAC, Inc.	268,821
3,900	Arch Capital Group Ltd. *	290,550
5,500	Bank of Nova Scotia	253,110
3,300	BlackRock, Inc.	473,220
6,700	DuPont Fabros Technology, Inc.	164,552
9,700	Eaton Vance Corp.	267,817
2,600	Franklin Resources, Inc.	224,094
1,700	Goldman Sachs Group, Inc. (The)	223,159
4,000	MSCI, Inc. Class A *	109,600

Shares		Value
1,800	Portfolio Recovery Associates, Inc. *	$120,204
2,600	Royal Bank of Canada	124,254
6,800	T. Rowe Price Group, Inc.	301,852
		3,064,313
	HEALTH CARE (12.6%)
3,500	Acorda Therapeutics, Inc. *	108,885
9,000	Alexion Pharmaceuticals, Inc. *	460,710
2,800	Allergan, Inc.	163,128
6,200	Bio-Reference Laboratories, Inc. *	137,454
3,000	Cerner Corp. *	227,670
2,700	Covidien PLC	108,486
6,000	Edwards Lifesciences Corp. *	336,120
3,000	Emergency Medical Services Corp. Class A *	147,090
24,800	Express Scripts, Inc. *	1,166,096
4,600	Fresenius Medical Care AG & Co. KGaA ADR	246,974
5,700	Henry Schein, Inc. *	312,930
7,000	IDEXX Laboratories, Inc. *	426,300
1,000	Intuitive Surgical, Inc. *	315,620
8,000	MAKO Surgical Corp. *	99,600
7,600	Medco Health Solutions, Inc. *	418,608
2,800	MWI Veterinary Supply, Inc. *	140,728
6,750	Neogen Corp. *	175,838
2,000	Novo Nordisk A/S ADR	162,040
12,000	Owens & Minor, Inc.	340,560
1,800	ResMed, Inc. *	109,458
1,800	SXC Health Solutions Corp. *	131,850
6,000	Teva Pharmaceutical Industries Ltd. ADR	311,940
7,000	Thermo Fisher Scientific, Inc. *	343,350
5,400	Volcano Corp. *	117,828
7,000	Warner Chilcott PLC Class A *	159,950
2,300	West Pharmaceutical Services, Inc.	83,927
		6,753,140
	INDUSTRIALS (14.1%)
6,600	Acuity Brands, Inc.	240,108
7,500	AMETEK, Inc.	301,125
7,000	Bucyrus International, Inc.	332,150
3,000	C.H. Robinson Worldwide, Inc.	166,980
6,400	Canadian National Railway Co.	367,232
3,300	CLARCOR, Inc.	117,216
3,600	Copart, Inc. *	128,916
5,400	Danaher Corp.	200,448
3,000	Donaldson Co., Inc.	127,950
5,000	EnerSys *	106,850
5,300	Esterline Technologies Corp. *	251,485
3,500	Flowserve Corp.	296,800
5,000	ITT Corp.	224,600
11,400	Kansas City Southern *	414,390
4,400	Kirby Corp. *	168,300
3,500	L-3 Communications Holdings, Inc.	247,940
7,000	Lennox International, Inc.	290,990
4,750	Moog, Inc. Class A *	153,092
2,400	Navistar International Corp. *	118,080
6,200	Polypore International, Inc. *	140,988
5,000	Raytheon Co.	241,950
15,000	Republic Services, Inc.	445,950
6,000	Rollins, Inc.	124,140
4,600	Roper Industries, Inc.	257,416

1

Value Line Asset Allocation Fund, Inc.

June 30, 2010

Shares		Value
8,600	Stericycle, Inc. *	$563,988
3,000	Toro Co. (The)	147,360
2,500	TransDigm Group, Inc.	127,575
5,000	United Technologies Corp.	324,550
3,000	URS Corp. *	118,050
3,200	W.W. Grainger, Inc.	318,240
10,500	Waste Connections, Inc. *	366,345
5,600	Woodward Governor Co.	142,968
		7,574,172
	INFORMATION TECHNOLOGY (10.4%)
3,000	Accenture PLC Class A	115,950
5,000	Acme Packet, Inc. *	134,400
10,000	Amphenol Corp. Class A	392,800
15,000	ANSYS, Inc. *	608,550
600	Apple, Inc. *	150,918
10,000	Aruba Networks, Inc. *	142,400
9,000	Atheros Communications, Inc. *	247,860
4,700	Cavium Networks, Inc. *	123,093
4,000	Check Point Software Technologies Ltd. *	117,920
4,000	Cognizant Technology Solutions Corp. Class A *	200,240
3,000	Coherent, Inc. *	102,900
6,000	CommVault Systems, Inc. *	135,000
8,000	Concur Technologies, Inc. *	341,440
3,200	CyberSource Corp. *	81,696
3,400	DG Fastchannel, Inc. *	110,772
2,500	Dolby Laboratories, Inc. Class A *	156,725
2,500	Equinix, Inc. *	203,050
6,500	Informatica Corp. *	155,220
4,500	Mellanox Technologies Ltd. *	98,550
2,700	NCI, Inc. Class A *	60,966
3,000	Rovi Corp. *	113,730
4,600	Rubicon Technology, Inc. *	137,034
4,500	Salesforce.com, Inc. *	386,190
4,000	Solera Holdings, Inc.	144,800
5,400	SuccessFactors, Inc. *	112,266
2,000	Super Micro Computer, Inc. *	27,000
5,000	Sybase, Inc. *	323,300
4,300	SYNNEX Corp. *	110,166
5,000	Teradata Corp. *	152,400
3,000	VistaPrint NV *	142,470
2,100	VMware, Inc. Class A *	131,439
2,600	WebMD Health Corp. *	120,718
		5,581,963
	MATERIALS (5.9%)
4,000	Air Products & Chemicals, Inc.	259,240
4,000	Airgas, Inc.	248,800
7,000	AptarGroup, Inc.	264,740
5,200	Balchem Corp.	130,000
7,000	Celanese Corp. Series A	174,370
6,000	Crown Holdings, Inc. *	150,240
4,400	Hawkins, Inc.	105,952
4,400	Lubrizol Corp. (The)	353,364
2,000	NewMarket Corp.	174,640
5,400	Praxair, Inc.	410,346
6,000	Rockwood Holdings, Inc. *	136,140
2,000	Schweitzer-Mauduit International, Inc.	100,900
3,100	Scotts Miracle-Gro Co. (The) Class A	137,671
8,400	Sigma-Aldrich Corp.	418,572

Shares		Value
4,000	Valspar Corp. (The)	$120,480
		3,185,455
	TELECOMMUNICATION SERVICES (1.1%)
12,000	SBA Communications Corp. Class A *	408,120
3,000	Telefonica S.A. ADR	166,590
		574,710
	UTILITIES (1.0%)
3,000	ITC Holdings Corp.	158,730
3,000	Questar Corp.	136,470
2,600	South Jersey Industries, Inc.	111,696
3,000	Wisconsin Energy Corp.	152,220
		559,116
	TOTAL COMMON STOCKS (1) (Cost $28,160,167) (66.2%)	35,544,836

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (17.6%)
$1,000,000	Federal Home Loan Banks, 1.38%, 5/16/11	1,008,198
2,000,000	Federal Home Loan Banks, 2.00%, 7/27/12	2,002,048
1,000,000	Federal Home Loan Mortgage Corp., 2.25%, 7/16/12	1,000,664
949,786	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	984,193
914,513	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	963,015
398,878	Federal Home Loan Mortgage Corp., Gold PC Pool# J03316, 5.00%, 9/1/21	427,017
1,000,000	Federal National Mortgage Association, 2.05%, 7/30/12	1,001,019
1,167,195	Federal National Mortgage Association, 5.00%, 11/1/34	1,240,376
787,107	Government National Mortgage Association, 5.50%, 1/15/36	853,592

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (2) (Cost $9,238,176) (17.6%)	9,480,122

CORPORATE BONDS & NOTES (8.5%)

	BASIC MATERIALS (1.9%)
1,000,000	EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,043,225
	COMMUNICATIONS (4.5%)
1,000,000	BellSouth Corp., 5.20%, 9/15/14	1,111,199
1,000,000	Verizon Communications, Inc., 8.75%, 11/1/18	1,299,973
		2,411,172
	CONSUMER, NON-CYCLICAL (2.1%)
1,000,000	Pfizer, Inc., 5.35%, 3/15/15	1,132,972

2

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value

	TOTAL CORPORATE BONDS & NOTES (2) (Cost $4,016,380) (8.5%)	4,587,369

U.S. TREASURY OBLIGATIONS (1.9%)

	U.S. TREASURY NOTES & BONDS (1.9%)
$1,000,000	U.S. Treasury Notes, 1.13%, 6/30/11	$1,007,227

	TOTAL U.S. TREASURY OBLIGATIONS (2) (Cost $1,001,128) (1.9%)	1,007,227

	TOTAL INVESTMENT SECURITIES (94.2%) (Cost $42,415,851)	50,619,554

SHORT-TERM INVESTMENTS (5.6%)

	REPURCHASE AGREEMENTS (5.6%)
3,000,000	With Morgan Stanley, 0.005%, dated 06/30/10, due 07/01/10, delivery value $3,000,000 (collateralized by $3,150,000 U.S. Treasury Notes 1.3750%, due 05/15/13, with a value of $3,195,773)	3,000,000

	TOTAL SHORT-TERM INVESTMENTS (2) (Cost $3,000,000) (5.6%)	3,000,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		120,673
NET ASSETS (3) (100%)		$53,740,227

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($53,740,227 ÷ 3,153,047 shares outstanding)		$17.04

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurement and Disclosures.
(2)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(3)
For federal income tax purposes, the aggregate cost was $45,415,851, aggregate gross unrealized appreciation was $9,259,475, aggregate gross unrealized depreciation was $1,055,772 and the net unrealized appreciation was $8,203,703.

ADR	American Depositary Receipt.

3

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

•	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$35,544,836	$0	$0	$35,544,836
U.S. Government Agency Obligations	0	9,480,122	0	9,480,122
Corporate Bonds & Notes	0	4,587,369	0	4,587,369
U.S. Treasury Obligations	0	1,007,227	0	1,007,227
Short-Term Investments	0	3,000,000	0	3,000,000

Total Investments in Securities	$35,544,836	$18,074,718	$0	$53,619,554

As of June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the period ended June 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 27, 2010